SUBSEQUENT EVENTS	5 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

Resolution of Nasdaq Notice Regarding Late Filing of 10-Q Report

As previously disclosed, on May 23, 2023, the Company received a notice from Nasdaq notifying the Company that because the Company was delinquent in filing its Form 10-Q for the quarter ended March 31, 2023, the Company no longer complied with Nasdaq Listing Rule 5250(c)(1), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC. On July 3, 2023, the Company filed its Form 10-Q for the quarter ended March 31, 2023 with the SEC. On July 5, 2023, the Company received a letter from Nasdaq indicating that the Company was now in compliance with Nasdaq Listing Rule 5250(c)(1). Nasdaq’s letter indicated that this matter is now closed.

Nasdaq Non-Compliance

As indicated in our Form 12b-25 Notification of Late Filing filed on August 14, 2023, we have been delayed in filing with the SEC our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023. On August 23, 2023, the Company received a notice from Nasdaq notifying the Company that because the Company remains delinquent in filing its Form 10-Q, the Company no longer complies with Nasdaq Listing Rule 5250(c)(1), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC. The notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s securities on Nasdaq. However, if the Company would fail to timely regain compliance with Rule 5250(c)(1), the Company’s securities would be subject to delisting from Nasdaq. Under the Nasdaq rules, the Company has until October 22, 2023 (60 days after Nasdaq’s notice) to submit a plan to regain compliance with the Rule 5250(c)(1).  The Company expects that with the filing of this Form 10-Q, we have regained compliance with Rule 5250(c)(1).

Nasdaq Delisting Notices

On March 3, 2023, we received a letter from Nasdaq indicating that we were not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires companies listed on Nasdaq to maintain a minimum of $2,500,000 in stockholders’ equity for continued listing. At December 31, 2022, we reported stockholders’ equity of $1,787,751 (prior to restatement, see Note 4 of form 10-K/A filed June 12, 2023), and, as a result, we did not satisfy Listing Rule 5550(b)(1). Nasdaq allowed us a period of 45 calendar days from the date of the letter, or until April 17, 2023, to submit a plan to regain compliance with the stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1). We submitted such a plan to Nasdaq on April 12, 2023. On April 20, 2023, the Company received a letter from Nasdaq granting us an additional 180-day period, or until August 30, 2023, to regain compliance with Nasdaq Listing Rule 5550(b)(1).

Separately, on August 4, 2023, we received a notice from Nasdaq indicating that we were not in compliance with the $1.00 Minimum Bid Price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market (the “Bid Price Requirement”). This notice indicated that the Company will be provided 180 calendar days in which to regain compliance. If at any time during this 180 calendar day period the bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of ten consecutive business days, the Nasdaq staff (the “Staff”) will provide the Company with a written confirmation of compliance and the matter will be closed.

Alternatively, if the Company fails to regain compliance with Rule 5550(a)(2) prior to the expiration of the initial 180 calendar day period, the Company may be eligible for an additional 180 calendar day compliance period, provided (i) it meets the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The Nasdaq Capital Market (except for the Bid Price Requirement) and (ii) it provides written notice to Nasdaq of its intention to cure this deficiency during the second compliance period by effecting a reverse stock split, if necessary. In the event the Company does not regain compliance with Rule 5550(a)(2) prior to the expiration of the initial 180 calendar day period, and if it appears to the Staff that the Company will not be able to cure the deficiency, or if the Company is not otherwise eligible, the Staff will provide the Company with written notification that its securities are subject to delisting from The Nasdaq Capital Market. At that time, the Company may appeal the delisting determination to a Hearings Panel. The Company intends to consider all options to regain compliance with all Nasdaq continued listing requirements.

Amendment to Unsecured Non-Convertible Notes

On May 16, 2023, the Company entered into a securities purchase agreement with accredited investors for an unsecured non-convertible note financing. The Company has received $1,250,000 of gross proceeds in connection with the first tranche closing of this financing.

Pursuant to the securities purchase agreement, the Company has the option, subject to certain conditions, to close on a second tranche of this financing. If the second tranche is closed, the Company would receive an additional $750,000 of gross proceeds in connection with the second tranche closing of this financing. The option for the second tranche is exercisable by the Company at any time until the earlier of (x) the date no first tranche notes remain outstanding and (y) the six-month anniversary of the first tranche closing date.

On August 14, 2023, the Company and the note holders agreed to waive monthly interest payments on the first tranche notes and the second tranche notes (if issued in the future).